Income from operations - Employees per geographical location (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	115,392	113,572
Continuing operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	71,895	69,602
Continuing operations [member] | Country of domicile [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	11,427	11,308	11,199
Continuing operations [member] | Foreign countries [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	63,460	60,587	58,403
Discontinued operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees		43,497	43,971